Operating Leases - Schedule of Future Minimum Lease Payments Under Non-Cancellable Operating Leases (Details) - Mann- India Technologies Private Limited [Member] - USD ($)	Mar. 31, 2019	Dec. 31, 2018
2019	$ 61,100	$ 61,100
2020	23,065	23,065
Total minimum lease payments	$ 84,165	$ 84,165